LOANS (Tables) - Old Glory Holding Co [Member]	12 Months Ended
Dec. 31, 2025
SCHEDULE OF PORTFOLIO SEGMENT

A summary of the Company’s loans by portfolio segment as of December 31 is as follows:

	2025	2024

Residential real estate	$1,899	$522
Commercial real estate	10,268	960
Commercial and industrial	3,917	1,724
Consumer	1,618	579

Gross loans	17,702	3,785
Less: Allowance for credit losses	(227)	(43)

Net loans	$17,475	$3,742

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES BY LOAN PORTFOLIO SEGMENT

	Residential	Commercial	Commercial
	Real Estate	Real Estate	and Industrial	Consumer	Total
2025

Balance at beginning of year	$11	$1	$27	$4	$43

Loans charged-off	-	-	(20)	(170)	(190)
Recoveries on loans	-	-	-	3	3

Net charge-offs	-	-	(20)	(167)	(187)

Provision	-	95	102	174	371

Balance at end of year	$11	$96	$109	$11	$227

	Residential	Commercial	Commercial
	Real Estate	Real Estate	and Industrial	Consumer	Total
2024

Balance at beginning of year	$4	$7	$13	$1	$25

Loans charged-off	-	-	-	-	-
Recoveries on loans	-	-	-	-	-

Net charge-offs	-	-	-	-	-

Provision	7	(6)	14	3	18

Balance at end of year	$11	$1	$27	$4	$43

SCHEDULE OF COLLATERAL DEPARTMENT ASSETS

	2025
	CDA’s
	Residential	Commercial	Non
	Property	Property	CDA’s	Total
Residential real estate	$-	$-	$1,899	$1,899
Commercial real estate	-	-	10,268	10,268
Commercial and industrial	-	122	3,795	3,917
Consumer	-	-	1,618	1,618

Total	$-	$122	$17,580	$17,702

Total collateral value	$-	$92

	2024
	CDA’s
	Residential	Commercial	Non
	Property	Property	CDA’s	Total
Residential real estate	$-	$-	$522	$522
Commercial real estate	-	-	960	960
Commercial and industrial	-	134	1,590	1,724
Consumer	-	-	579	579

Total	$-	$134	$3,651	$3,785

Total collateral value	$-	$75

SCHEDULE OF ORIGINATION YEARS
December 31, 2025
	2025	2024	2023	2022	2021	2020 & Prior	Grand Total

Residential real estate
Pass	$552	$867	$78	$135	$124	$143	$1,899
Special mention	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-
Total	552	867	78	135	124	143	1,899

Commercial real estate
Pass	$9,599	$194	$43	$38	$-	$394	$10,268
Special mention	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-
Total	9,599	194	43	38	-	394	10,268

Commercial and industrial
Pass	$2,972	$652	$11	$11	$137	$12	$3,795
Special mention	-	-	-	-	-	-	-
Substandard	-	122	-	-	-	-	122
Doubtful	-	-	-	-	-	-	-
Total	2,972	774	11	11	137	12	3,917

Consumer
Pass	$930	$633	$48	$-	$7	$-	$1,618
Special mention	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-
Total	930	633	48	-	7	-	1,618

Total	$14,053	$2,468	$180	$184	$268	$549	$17,702

December 31, 2024
	2024	2023	2022	2021	2020	2019 & Prior	Grand Total

Residential real estate
Pass	$14	$84	$79	$128	$-	$171	$476
Special mention	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	46	46
Doubtful	-	-	-	-	-	-	-
Total	14	84	79	128	-	217	522

Commercial real estate
Pass	$199	$429	$-	$-	$-	$292	$920
Special mention	-	-	-	-	-	-	-
Substandard	-	-	40	-	-	-	40
Doubtful	-	-	-	-	-	-	-
Total	199	429	40	-	-	292	960

Commercial and industrial
Pass	$812	$113	$71	$199	$277	$118	$1,590
Special mention	-	-	-	-	-	-	-
Substandard	-	-	16	-	-	118	134
Doubtful	-	-	-	-	-	-	-
Total	812	113	87	199	277	236	1,724

Consumer
Pass	$491	$60	$12	$11	$-	$-	$574
Special mention	-	-	-	-	-	-	-
Substandard	-	-	-	5	-	-	5
Doubtful	-	-	-	-	-	-	-
Total	491	60	12	16	-	-	579

Total	$1,516	$686	$218	$343	$277	$745	$3,785

SCHEDULE OF INVESTMENT IN PAST DUE
				Total	Current	Total	Non-Accrual
	30–59 Days	60–89 Days	90 + Days	Past Due	Loans	Loans	Loans
2025

Residential real estate	$-	$76	$-	$76	$1,823	$1,899	$-
Commercial real estate	-	-	-	-	10,268	10,268	-
Commercial and industrial	-	-	-	-	3,795	3,917	122
Consumer	16	-	-	16	1,602	1,618	-

	$16	$76	$-	$92	$17,488	$17,702	$122

2024

Residential real estate	$26	$-	$-	$26	$496	$522	$-
Commercial real estate	-	-	-	-	960	960	-
Commercial and industrial	77	-	-	77	1,647	1,724	-
Consumer	10	-	-	10	569	579	-

	$113	$-	$-	$113	$3,672	$3,785	$-

SCHEDULE OF INTEREST INCOME RECOGNIZED ON NON ACCRUAL LOANS

	Nonaccrual Loans		90 Days or More & Still Accruing at	Nonaccrual With No Specific Reserve as of	Interest Income Recognized For Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2025	2025
Residential real estate	$-	$-	$-	$-	$-
Commercial real estate	-	-	-	-	-
Commercial and industrial	122	-	-	-	48
Consumer	-	-	-	-	-

Total	$122	$-	$-	$-	$48

SCHEDULE OF LOAN MODIFICATION
	2025
	Interest Only & Reduction in Interest Rate	Total

Residential real estate	$-	$-
Commercial real estate	-	-
Commercial and industrial	122	122
Consumer	-	-

Total	$122	$122